19. Provisions (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
SummaryOfProvisionsLineItems [Line Items]
Lawsuits filed by commercial customers	680	890
Lawsuits which customers claim a reduction in the sewage tariff	320	490
Lawsuits which customers plead reduction in tariff	30	40
Increase in accrued lawsuits due to revisions of expectations arising from court decisions	R$ 109,751
Tax deficiency notice related to sewage services	664,669	R$ 605,008
Indemnities receivable	114,335	109,990
Environmental indemnifications	43,923	44,828
Renewed guarantee insurance	500,000
Guarantee insurance for escrow deposit	126,400	R$ 160,400
Guarantee insurance for escrow deposit, current	75,500
Guarantee insurance for escrow deposit outtanding	424,500
Customer claims
SummaryOfProvisionsLineItems [Line Items]
Increase (decrease) in the lawsuits deemed as contingent liabilities	(121,539)
Supplier claims
SummaryOfProvisionsLineItems [Line Items]
Increase (decrease) in the lawsuits deemed as contingent liabilities	527,636
Tax claims
SummaryOfProvisionsLineItems [Line Items]
Increase (decrease) in the lawsuits deemed as contingent liabilities	(254,289)
Environmental claims
SummaryOfProvisionsLineItems [Line Items]
Increase (decrease) in the lawsuits deemed as contingent liabilities	R$ 22,502